UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2024

Item 1.

Reports to Stockholders

Fidelity Advisor® Leveraged Company Stock Fund

Semi-Annual Report
January 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary January 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Meta Platforms, Inc. Class A	4.3
Microsoft Corp.	3.6
NVIDIA Corp.	3.0
Arthur J. Gallagher & Co.	2.8
JBS SA	2.4
UnitedHealth Group, Inc.	2.4
Cheniere Energy, Inc.	2.3
PG&E Corp.	2.2
Boyd Gaming Corp.	2.1
Visa, Inc. Class A	2.1
27.2

Market Sectors (% of Fund's net assets)

Information Technology	24.5
Consumer Discretionary	16.4
Industrials	14.0
Financials	12.7
Communication Services	9.2
Utilities	5.4
Health Care	4.8
Energy	4.4
Materials	4.2
Consumer Staples	3.7

Asset Allocation (% of Fund's net assets)

Schedule of Investments January 31, 2024 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 9.2%
Entertainment - 2.3%
Netflix, Inc. (a)	28,100	15,851
The Walt Disney Co.	55,500	5,331
Warner Bros Discovery, Inc. (a)	214,900	2,153
		23,335
Interactive Media & Services - 6.2%
Alphabet, Inc. Class C (a)	111,700	15,839
Cars.com, Inc. (a)	238,300	4,154
Meta Platforms, Inc. Class A	111,800	43,615
		63,608
Media - 0.7%
Nexstar Media Group, Inc. Class A	38,138	6,778
TOTAL COMMUNICATION SERVICES		93,721
CONSUMER DISCRETIONARY - 16.3%
Automobiles - 1.7%
BYD Co. Ltd. (H Shares)	505,500	11,318
Tesla, Inc. (a)	30,700	5,750
		17,068
Broadline Retail - 1.0%
Amazon.com, Inc. (a)	65,600	10,181
Hotels, Restaurants & Leisure - 6.6%
Airbnb, Inc. Class A (a)	52,100	7,510
Booking Holdings, Inc. (a)	1,900	6,664
Boyd Gaming Corp.	337,144	21,405
Domino's Pizza, Inc.	11,900	5,072
Flutter Entertainment PLC (a)	30,800	6,356
New Cotai LLC/New Cotai Capital Corp. (a)(b)(c)	411,029	284
Red Rock Resorts, Inc.	161,000	8,803
Studio City International Holdings Ltd.:
ADR (a)(d)	361,261	2,417
(NYSE) ADR (a)(e)	397,700	2,661
Yum! Brands, Inc.	49,400	6,397
		67,569
Household Durables - 2.0%
D.R. Horton, Inc.	21,600	3,087
PulteGroup, Inc.	35,600	3,722
TopBuild Corp. (a)	36,600	13,510
		20,319
Specialty Retail - 3.1%
Dick's Sporting Goods, Inc.	82,000	12,224
Lowe's Companies, Inc.	49,200	10,472
Valvoline, Inc. (a)	69,100	2,521
Williams-Sonoma, Inc.	33,354	6,450
		31,667
Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. (a)	76,800	7,794
LVMH Moet Hennessy Louis Vuitton SE	4,800	3,994
Tapestry, Inc.	207,800	8,061
		19,849
TOTAL CONSUMER DISCRETIONARY		166,653
CONSUMER STAPLES - 3.7%
Beverages - 0.5%
Celsius Holdings, Inc. (a)(e)	96,300	4,805
Consumer Staples Distribution & Retail - 0.8%
Performance Food Group Co. (a)	39,400	2,864
U.S. Foods Holding Corp. (a)	111,200	5,116
		7,980
Food Products - 2.4%
JBS SA	5,290,000	25,017
TOTAL CONSUMER STAPLES		37,802
ENERGY - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (a)	290,300	6,485
Canadian Natural Resources Ltd.	77,200	4,941
Cheniere Energy, Inc.	145,900	23,926
Diamondback Energy, Inc.	37,500	5,765
Permian Resource Corp. Class A	308,700	4,161
		45,278
FINANCIALS - 12.7%
Capital Markets - 1.0%
Houlihan Lokey	48,300	5,785
Moody's Corp.	12,400	4,861
		10,646
Consumer Finance - 1.7%
OneMain Holdings, Inc.	364,100	17,331
Financial Services - 7.2%
Apollo Global Management, Inc.	171,400	17,209
Fiserv, Inc. (a)	140,100	19,876
Global Payments, Inc.	40,800	5,436
MasterCard, Inc. Class A	20,800	9,344
Visa, Inc. Class A	78,100	21,342
		73,207
Insurance - 2.8%
Arthur J. Gallagher & Co.	122,300	28,393
TOTAL FINANCIALS		129,577
HEALTH CARE - 4.8%
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	133,400	8,439
Health Care Providers & Services - 2.8%
Tenet Healthcare Corp. (a)	51,300	4,245
UnitedHealth Group, Inc.	47,600	24,359
		28,604
Life Sciences Tools & Services - 1.2%
IQVIA Holdings, Inc. (a)	57,500	11,973
TOTAL HEALTH CARE		49,016
INDUSTRIALS - 14.0%
Aerospace & Defense - 0.6%
TransDigm Group, Inc.	6,100	6,665
Building Products - 3.3%
Builders FirstSource, Inc. (a)	48,603	8,444
Carlisle Companies, Inc.	24,900	7,825
Fortune Brands Innovations, Inc.	130,400	10,118
Trane Technologies PLC	31,400	7,914
		34,301
Construction & Engineering - 1.9%
EMCOR Group, Inc.	11,700	2,669
Willscot Mobile Mini Holdings (a)	347,400	16,432
		19,101
Electrical Equipment - 4.6%
AMETEK, Inc.	32,300	5,234
Eaton Corp. PLC	42,500	10,458
Generac Holdings, Inc. (a)	25,000	2,842
nVent Electric PLC	140,400	8,430
Regal Rexnord Corp.	55,800	7,447
Vertiv Holdings Co.	220,700	12,432
		46,843
Ground Transportation - 0.8%
Uber Technologies, Inc. (a)	121,000	7,898
Machinery - 1.0%
Parker Hannifin Corp.	21,200	9,847
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	662	12
Passenger Airlines - 0.5%
Air Canada (a)	173,400	2,350
Delta Air Lines, Inc.	64,400	2,521
		4,871
Trading Companies & Distributors - 1.3%
GMS, Inc. (a)	31,800	2,676
United Rentals, Inc.	9,000	5,629
WESCO International, Inc.	31,600	5,483
		13,788
TOTAL INDUSTRIALS		143,326
INFORMATION TECHNOLOGY - 24.5%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	38,900	10,063
Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	45,200	10,248
IT Services - 0.4%
Accenture PLC Class A	11,800	4,294
Semiconductors & Semiconductor Equipment - 11.2%
ASML Holding NV (depository receipt)	10,000	8,698
Broadcom, Inc.	11,500	13,570
KLA Corp.	7,000	4,158
Lam Research Corp.	9,000	7,427
Marvell Technology, Inc.	136,100	9,214
Microchip Technology, Inc.	94,110	8,016
NVIDIA Corp.	50,100	30,825
NXP Semiconductors NV	49,400	10,402
ON Semiconductor Corp. (a)	289,537	20,595
SolarEdge Technologies, Inc. (a)	15,800	1,051
		113,956
Software - 10.9%
Adobe, Inc. (a)	24,200	14,950
Dynatrace, Inc. (a)	98,400	5,609
Gen Digital, Inc.	134,500	3,158
Microsoft Corp.	92,400	36,736
Oracle Corp.	97,500	10,891
Palo Alto Networks, Inc. (a)	45,300	15,335
Salesforce, Inc. (a)	33,600	9,445
Synopsys, Inc. (a)	13,400	7,147
UiPath, Inc. Class A (a)	344,500	7,917
		111,188
TOTAL INFORMATION TECHNOLOGY		249,749
MATERIALS - 4.2%
Chemicals - 2.0%
Olin Corp.	175,200	9,123
The Chemours Co. LLC	274,500	8,282
Westlake Corp.	23,400	3,237
		20,642
Construction Materials - 0.8%
Eagle Materials, Inc.	35,000	7,920
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	337,600	8,612
Metals & Mining - 0.6%
ATI, Inc. (a)	138,200	5,648
TOTAL MATERIALS		42,822
UTILITIES - 5.4%
Electric Utilities - 3.6%
Constellation Energy Corp.	112,300	13,701
PG&E Corp.	1,344,756	22,686
		36,387
Independent Power and Renewable Electricity Producers - 1.8%
Vistra Corp.	458,600	18,816
TOTAL UTILITIES		55,203
TOTAL COMMON STOCKS (Cost $701,112)		1,013,147

Convertible Bonds - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/27 (c) (Cost $503)	517	1,065

Money Market Funds - 1.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (g)	11,510,059	11,512
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	4,313,269	4,314
TOTAL MONEY MARKET FUNDS (Cost $15,826)		15,826

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $717,441)	1,030,038
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(8,869)
NET ASSETS - 100.0%	1,021,169

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $284,000 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,417,000 or 0.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
New Cotai LLC/New Cotai Capital Corp.	9/11/20	2,036

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,975	117,646	120,109	400	-	-	11,512	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,952	86,245	83,883	6	-	-	4,314	0.0%
Total	15,927	203,891	203,992	406	-	-	15,826

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	93,721	93,721	-	-
Consumer Discretionary	166,653	151,057	15,312	284
Consumer Staples	37,802	37,802	-	-
Energy	45,278	45,278	-	-
Financials	129,577	129,577	-	-
Health Care	49,016	49,016	-	-
Industrials	143,326	143,326	-	-
Information Technology	249,749	249,749	-	-
Materials	42,822	42,822	-	-
Utilities	55,203	55,203	-	-

Corporate Bonds	1,065	-	-	1,065

Money Market Funds	15,826	15,826	-	-
Total Investments in Securities:	1,030,038	1,013,377	15,312	1,349
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		January 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,139) - See accompanying schedule:
Unaffiliated issuers (cost $701,615)	$1,014,212
Fidelity Central Funds (cost $15,826)	15,826

Total Investment in Securities (cost $717,441)		$1,030,038
Receivable for investments sold		11,994
Receivable for fund shares sold		98
Dividends receivable		190
Interest receivable		2
Distributions receivable from Fidelity Central Funds		45
Prepaid expenses		1
Total assets		1,042,368
Liabilities
Payable for investments purchased	$15,330
Payable for fund shares redeemed	665
Accrued management fee	483
Distribution and service plan fees payable	204
Other affiliated payables	166
Other payables and accrued expenses	37
Collateral on securities loaned	4,314
Total Liabilities		21,199
Net Assets		$1,021,169
Net Assets consist of:
Paid in capital		$656,422
Total accumulated earnings (loss)		364,747
Net Assets		$1,021,169

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($510,246 ÷ 11,873 shares)(a)		$42.98
Maximum offering price per share (100/94.25 of $42.98)		$45.60
Class M :
Net Asset Value and redemption price per share ($199,833 ÷ 4,998 shares)(a)		$39.98
Maximum offering price per share (100/96.50 of $39.98)		$41.43
Class C :
Net Asset Value and offering price per share ($18,572 ÷ 559 shares)(a)(b)		$33.24
Class I :
Net Asset Value, offering price and redemption price per share ($258,154 ÷ 5,701 shares)(b)		$45.29
Class Z :
Net Asset Value, offering price and redemption price per share ($34,364 ÷ 754 shares)(b)		$45.57
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended January 31, 2024 (Unaudited)
Investment Income
Dividends		$5,278
Interest		14
Income from Fidelity Central Funds (including $6 from security lending)		406
Total Income		5,698
Expenses
Management fee	$2,813
Transfer agent fees	830
Distribution and service plan fees	1,191
Accounting fees	146
Custodian fees and expenses	17
Independent trustees' fees and expenses	3
Registration fees	62
Audit	35
Legal	1
Miscellaneous	2
Total expenses before reductions	5,100
Expense reductions	(43)
Total expenses after reductions		5,057
Net Investment income (loss)		641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	95,932
Foreign currency transactions	(1)
Total net realized gain (loss)		95,931
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(47,812)
Total change in net unrealized appreciation (depreciation)		(47,812)
Net gain (loss)		48,119
Net increase (decrease) in net assets resulting from operations		$48,760
Statement of Changes in Net Assets

Amount in thousands	Six months ended January 31, 2024 (Unaudited)	Year ended July 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$641	$5,800
Net realized gain (loss)	95,931	119,167
Change in net unrealized appreciation (depreciation)	(47,812)	(21,268)
Net increase (decrease) in net assets resulting from operations	48,760	103,699
Distributions to shareholders	(125,480)	(119,906)

Share transactions - net increase (decrease)	49,746	(23,976)
Total increase (decrease) in net assets	(26,974)	(40,183)

Net Assets
Beginning of period	1,048,143	1,088,326
End of period	$1,021,169	$1,048,143

Financial Highlights
Fidelity Advisor® Leveraged Company Stock Fund Class A

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$46.44	$46.87	$57.91	$37.71	$38.39	$45.16
Income from Investment Operations
Net investment income (loss) A,B	.02	.24	.08	(.09) C	(.04)	(.04)
Net realized and unrealized gain (loss)	2.04	4.48 D	(5.80)	21.71	1.35	(1.61)
Total from investment operations	2.06	4.72	(5.72)	21.62	1.31	(1.65)
Distributions from net investment income	(.12)	(.17)	(.07)	-	-	-
Distributions from net realized gain	(5.40)	(4.99)	(5.25)	(1.42)	(1.99)	(5.12)
Total distributions	(5.52)	(5.15) E	(5.32)	(1.42)	(1.99)	(5.12)
Net asset value, end of period	$42.98	$46.44	$46.87	$57.91	$37.71	$38.39
Total Return F,G,H	5.18%	11.46% D	(11.11)%	58.43%	3.56%	(3.83)%
Ratios to Average Net Assets B,I,J
Expenses before reductions	1.05% K	1.05%	1.04%	1.05%	1.08%	1.07%
Expenses net of fee waivers, if any	1.04% K	1.05%	1.04%	1.05%	1.08%	1.07%
Expenses net of all reductions	1.04% K	1.05%	1.04%	1.05%	1.07%	1.07%
Net investment income (loss)	.12% K	.58%	.15%	(.19)% C	(.12)%	(.10)%
Supplemental Data
Net assets, end of period (in millions)	$510	$520	$523	$656	$452	$537
Portfolio turnover rate L	51% K	57%	27%	14%	59%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.30)%.

DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been 11.37%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the sales charges.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Leveraged Company Stock Fund Class M

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$43.55	$44.33	$55.13	$36.04	$36.87	$43.67
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.13	(.05)	(.21) C	(.13)	(.13)
Net realized and unrealized gain (loss)	1.89	4.21 D	(5.48)	20.72	1.29	(1.55)
Total from investment operations	1.86	4.34	(5.53)	20.51	1.16	(1.68)
Distributions from net investment income	(.03)	(.13)	(.02)	-	-	-
Distributions from net realized gain	(5.40)	(4.99)	(5.25)	(1.42)	(1.99)	(5.12)
Total distributions	(5.43)	(5.12)	(5.27)	(1.42)	(1.99)	(5.12)
Net asset value, end of period	$39.98	$43.55	$44.33	$55.13	$36.04	$36.87
Total Return E,F,G	5.04%	11.20% D	(11.34)%	58.05%	3.28%	(4.06)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.30% J	1.30%	1.29%	1.30%	1.32%	1.32%
Expenses net of fee waivers, if any	1.29% J	1.29%	1.28%	1.30%	1.32%	1.32%
Expenses net of all reductions	1.29% J	1.29%	1.28%	1.30%	1.31%	1.31%
Net investment income (loss)	(.13)% J	.33%	(.10)%	(.44)% C	(.37)%	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$200	$206	$212	$284	$217	$288
Portfolio turnover rate K	51% J	57%	27%	14%	59%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.55)%.

DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been 11.11%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Leveraged Company Stock Fund Class C

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$37.19	$38.72	$48.98	$32.31	$33.42	$40.27
Income from Investment Operations
Net investment income (loss) A,B	(.11)	(.07)	(.27)	(.41) C	(.28)	(.29)
Net realized and unrealized gain (loss)	1.56	3.59 D	(4.79)	18.50	1.16	(1.44)
Total from investment operations	1.45	3.52	(5.06)	18.09	.88	(1.73)
Distributions from net investment income	-	(.06)	-	-	-	-
Distributions from net realized gain	(5.40)	(4.99)	(5.20)	(1.42)	(1.99)	(5.12)
Total distributions	(5.40)	(5.05)	(5.20)	(1.42)	(1.99)	(5.12)
Net asset value, end of period	$33.24	$37.19	$38.72	$48.98	$32.31	$33.42
Total Return E,F,G	4.79%	10.59% D	(11.81)%	57.23%	2.76%	(4.58)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.84% J	1.83%	1.81%	1.83%	1.85%	1.83%
Expenses net of fee waivers, if any	1.83% J	1.83%	1.81%	1.83%	1.85%	1.83%
Expenses net of all reductions	1.83% J	1.83%	1.81%	1.83%	1.84%	1.83%
Net investment income (loss)	(.67)% J	(.21)%	(.62)%	(.96)% C	(.90)%	(.86)%
Supplemental Data
Net assets, end of period (in millions)	$19	$22	$29	$51	$56	$90
Portfolio turnover rate K	51% J	57%	27%	14%	59%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.08)%.

DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.03 per share. Excluding these litigation proceeds, the total return would have been 10.50%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the contingent deferred sales charge.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Leveraged Company Stock Fund Class I

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$48.68	$48.81	$60.01	$38.93	$39.47	$46.20
Income from Investment Operations
Net investment income (loss) A,B	.08	.37	.22	.04 C	.05	.06
Net realized and unrealized gain (loss)	2.15	4.70 D	(6.04)	22.46	1.40	(1.65)
Total from investment operations	2.23	5.07	(5.82)	22.50	1.45	(1.59)
Distributions from net investment income	(.23)	(.21)	(.13)	-	-	(.02)
Distributions from net realized gain	(5.40)	(4.99)	(5.25)	(1.42)	(1.99)	(5.12)
Total distributions	(5.62) E	(5.20)	(5.38)	(1.42)	(1.99)	(5.14)
Net asset value, end of period	$45.29	$48.68	$48.81	$60.01	$38.93	$39.47
Total Return F,G	5.33%	11.75% D	(10.88)%	58.87%	3.82%	(3.59)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.79% J	.79%	.78%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.78% J	.78%	.78%	.79%	.81%	.81%
Expenses net of all reductions	.78% J	.78%	.78%	.79%	.80%	.80%
Net investment income (loss)	.38% J	.84%	.41%	.07% C	.14%	.16%
Supplemental Data
Net assets, end of period (in millions)	$258	$266	$290	$378	$261	$354
Portfolio turnover rate K	51% J	57%	27%	14%	59%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.04)%.

DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been 11.66%.

ETotal distributions per share do not sum due to rounding.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Leveraged Company Stock Fund Class Z

	Six months ended (Unaudited) January 31, 2024	Years ended July 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$48.98	$49.05	$60.24	$39.03	$39.52	$46.22
Income from Investment Operations
Net investment income (loss) A,B	.11	.42	.29	.10 C	.10	.11
Net realized and unrealized gain (loss)	2.16	4.73 D	(6.07)	22.53	1.40	(1.64)
Total from investment operations	2.27	5.15	(5.78)	22.63	1.50	(1.53)
Distributions from net investment income	(.28)	(.23)	(.16)	-	-	(.05)
Distributions from net realized gain	(5.40)	(4.99)	(5.25)	(1.42)	(1.99)	(5.12)
Total distributions	(5.68)	(5.22)	(5.41)	(1.42)	(1.99)	(5.17)
Net asset value, end of period	$45.57	$48.98	$49.05	$60.24	$39.03	$39.52
Total Return E,F	5.38%	11.88% D	(10.78)%	59.05%	3.95%	(3.45)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.67% I	.67%	.66%	.67%	.68%	.68%
Expenses net of fee waivers, if any	.66% I	.66%	.66%	.67%	.68%	.68%
Expenses net of all reductions	.66% I	.66%	.66%	.67%	.67%	.68%
Net investment income (loss)	.50% I	.96%	.53%	.20% C	.27%	.29%
Supplemental Data
Net assets, end of period (in millions)	$34	$33	$34	$43	$25	$32
Portfolio turnover rate J	51% I	57%	27%	14%	59%	25%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.

DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.04 per share. Excluding these litigation proceeds, the total return would have been 11.79%.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended January 31, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$326,260
Gross unrealized depreciation	(14,649)
Net unrealized appreciation (depreciation)	$311,611
Tax cost	$718,427

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Leveraged Company Stock Fund	248,795	314,735
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$612	$-
Class M	.25%	.25%	483	-
Class C	.75%	.25%	96	3
			$1,191	$3

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7
Class M	1
Class CA	-B
$8

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B Amount represents less than five hundred dollars

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund.

During November 2023, the Board approved a change in the transfer agent fees effective December 1, 2023 to a fixed annual rate of class-level average net assets as follows:

% of Class-Level Average Net Assets
Class A	.1738%
Class M	.1707%
Class C	.2000%
Class I	.1633%

Prior to December 1, 2023, FIIOC received account fees and asset-based fees that varied according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC received an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$431.18
Class M	167.17
Class C	20.21
Class I	205.17
Class Z	7.04
	$830

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records.

During November 2023, the Board approved a change in the accounting fees effective December 1, 2023 to a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Leveraged Company Stock Fund	.0295%

Prior to December 1, 2023, the accounting fee was based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Leveraged Company Stock Fund	.03

Subsequent Event - Management Fee. Effective March 1, 2024, the Fund's management contract will be amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate will pay certain expenses of managing and operating the Fund out of each class's management fee.

Each class of the Fund will pay a management fee to the investment adviser. The management fee will be calculated and paid to the investment adviser every month.

When determining a class's management fee, a mandate rate will be calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate will be subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class.

The annual management fee rate for a class of shares of the Fund will be the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.75
Class M	.74
Class C	.77
Class I	.74
Class Z	.61

One-twelfth of the management fee rate for a class will be applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month.

A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited will be amended to provide that the investment adviser will pay each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Leveraged Company Stock Fund	$2

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Leveraged Company Stock Fund	8,860	13,707	1,578
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Advisor Leveraged Company Stock Fund	$1
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Leveraged Company Stock Fund	$1	$-	$-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $42.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Advisor Leveraged Company Stock Fund
Distributions to shareholders
Class A	$62,105	$57,445
Class M	25,711	24,642
Class C	3,058	3,790
Class I	30,647	30,416
Class Z	3,959	3,613
Total	$125,480	$119,906
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2024	Year ended July 31, 2023	Six months ended January 31, 2024	Year ended July 31, 2023
Fidelity Advisor Leveraged Company Stock Fund
Class A
Shares sold	270	516	$11,284	$21,413
Reinvestment of distributions	1,419	1,305	59,035	54,610
Shares redeemed	(1,013)	(1,778)	(42,372)	(73,466)
Net increase (decrease)	676	43	$27,947	$2,557
Class M
Shares sold	197	326	$7,671	$12,901
Reinvestment of distributions	647	613	25,092	24,126
Shares redeemed	(584)	(979)	(22,936)	(38,171)
Net increase (decrease)	260	(40)	$9,827	$(1,144)
Class C
Shares sold	16	50	$528	$1,765
Reinvestment of distributions	94	112	3,045	3,776
Shares redeemed	(149)	(318)	(4,889)	(10,531)
Net increase (decrease)	(39)	(156)	$(1,316)	$(4,990)
Class I
Shares sold	310	570	$13,566	$24,800
Reinvestment of distributions	647	642	28,316	28,104
Shares redeemed	(728)	(1,691)	(31,973)	(72,792)
Net increase (decrease)	229	(479)	$9,909	$(19,888)
Class Z
Shares sold	78	123	$3,440	$5,345
Reinvestment of distributions	72	67	3,179	2,970
Shares redeemed	(74)	(206)	(3,240)	(8,826)
Net increase (decrease)	76	(16)	$3,379	$(511)

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During Period- C August 1, 2023 to January 31, 2024
Fidelity Advisor® Leveraged Company Stock Fund
Class A	1.04%
Actual		$ 1,000	$ 1,051.80	$ 5.36
Hypothetical-B		$ 1,000	$ 1,019.91	$ 5.28
Class M	1.29%
Actual		$ 1,000	$ 1,050.40	$ 6.65
Hypothetical-B		$ 1,000	$ 1,018.65	$ 6.55
Class C	1.83%
Actual		$ 1,000	$ 1,047.90	$ 9.42
Hypothetical-B		$ 1,000	$ 1,015.94	$ 9.27
Class I	.78%
Actual		$ 1,000	$ 1,053.30	$ 4.03
Hypothetical-B		$ 1,000	$ 1,021.22	$ 3.96
Class Z **	.66%
Actual		$ 1,000	$ 1,053.80	$ 3.41
Hypothetical-B		$ 1,000	$ 1,021.82	$ 3.35

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

** If fees and changes to the expense contract and/or expense cap, effective March 1, 2024, had been in effect during the current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in table below:
	Annualized Expense Ratio- A	Expenses Paid
Fidelity Advisor® Leveraged Company Stock Fund
Class Z	.62%
Actual		$ 3.20
Hypothetical- B		$ 3.15

A Annualized expense ratio reflects expenses net of applicable fee waivers.
B 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in May 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee rate under the fund's existing management contract, which is the individual fund fee rate, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the Unified Fee Cap). The Board noted that Fidelity has represented that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fee rates previously authorized to be charged to the fund for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered Fidelity's representations that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to the Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower net total fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which simplified the calculation of the fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee rate equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board further considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR, its affiliates, and each applicable sub-adviser.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions and representations noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.759104.125
ALSF-SANN-0324

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 21, 2024